Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of straight-line basis over the estimated useful lives of the assets
Asset Class	Estimated useful lives
Video and studio equipment	5 years
Website and internally developed software	3 years
Computer and electronics	5 years
Vehicles	5 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of useful life or lease term

Schedule of computation of basic and diluted income (loss) per share
	For the year ended December 31,
	2020	2019
Net income (loss)	$2,113,829	$(655,840)
Less: Preferred stocks dividends	442,697	500,000
Less: Deemed Preferred dividends	15,000,000	-
Loss available to common shareholders	(13,328,868)	(1,155,840)

Weighted average number of shares (basic and diluted)	25,860,097	24,950,958
Basic and diluted earnings per share	$(0.52)	$(0.05)